SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition (Details) ¥ in Thousands	12 Months Ended
	Jun. 30, 2024 JPY (¥) contract item	Jun. 30, 2023 JPY (¥)	Jun. 30, 2022 JPY (¥)
Revenue Recognition
Number of contracts conducted | contract	2
Number of distinct performance obligations | item	2
Standard industry warranty period (in years)	10 years
Revenue	¥ 18,950,683	¥ 17,415,248	¥ 14,687,014
Point in time
Revenue Recognition
Revenue	17,574,228	16,047,779	12,726,065
Over time
Revenue Recognition
Revenue	1,376,455	1,367,469	1,960,949
Real estate sales revenue
Revenue Recognition
Revenue	18,487,074	17,098,308	14,478,498
Land sale and non-development
Revenue Recognition
Revenue	17,110,619	15,730,839	12,517,549
Construction development
Revenue Recognition
Revenue	1,376,455	1,367,469	1,960,949
Other revenue
Revenue Recognition
Revenue	463,609	316,940	208,516
Hotel
Revenue Recognition
Revenue	231,580	101,809	16,360
Lease
Revenue Recognition
Revenue	57,834	61,803	68,881
Commission
Revenue Recognition
Revenue	100,855	101,325	87,431
Property management
Revenue Recognition
Revenue	58,991	36,516	19,602
Other
Revenue Recognition
Revenue	¥ 14,349	¥ 15,487	¥ 16,242